Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Net Income Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Schedule Of Basic And Diluted Net Income Per Share Abstract
Net income (loss) available for ordinary shareholders (A) (in Dollars)	$ 694,495	$ (174,189)	$ (777,892)
- continuing operations (in Dollars)	10,534	(60,575)	(17,013)
- discontinued operations (in Dollars)	$ 683,961	$ (113,614)	$ (772,021)
Weighted average outstanding ordinary shares (B)
- basic (in Shares)	87,293	22,166	13,223
- diluted (in Shares)	87,293	22,166	13,223
Earnings (loss) per ordinary share - basic (A/B)
- Continuing operations	$ 0.12	$ (2.73)	$ (1.29)
- Discontinued operations	7.84	(5.13)	(57.54)
Earnings (loss) per ordinary share - diluted (A/B)
- Continuing operations	0.12	(2.73)	(1.29)
- Discontinued operations	$ 7.84	$ (5.13)	$ (57.54)